Operating Segments - Schedule of Reporting on Operating Segments by Geographic Region (Details) - Reportable segments [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	$ 47,010	$ 41,740	$ 135,782	$ 121,948	$ 160,953
Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	39,523	37,128	117,976	110,032	141,447
Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	7,487	4,612	17,806	11,916	19,506
U.S.A [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	23,736	29,610	79,230	84,779	100,504
U.S.A [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	23,736	29,610	79,230	84,779	100,504
U.S.A [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region
Israel [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	9,197	5,756	22,552	16,617	25,012
Israel [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	1,710	1,144	4,746	4,701	5,506
Israel [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	7,487	4,612	17,806	11,916	19,506
Latin America [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	6,443	2,353	16,324	7,588	4,936
Latin America [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	6,443	2,353	16,324	7,588	4,936
Latin America [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region
Canada [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	2,386	2,108	7,982	7,873	18,606
Canada [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	2,386	2,108	7,982	7,873	18,606
Canada [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region
Europe [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	3,858	1,542	6,310	3,220	9,457
Europe [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	3,858	1,542	6,310	3,220	9,457
Europe [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region
Asia [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	1,390	337	3,362	1,837	2,376
Asia [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	1,390	337	3,362	1,837	2,376
Asia [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region
Others [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region		34	22	34	62
Others [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region		34	22	34	62
Others [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region